UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-02857

Name of Fund: BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
High Income Fund of BlackRock Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 03/31/2011

Item 1 – Report to Stockholders

March 31, 2011

Semi-Annual Report (Unaudited)

BlackRock High Income Fund | of BlackRock Bond Fund, Inc.

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Dear Shareholder

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge today, overall investor sentiment had improved considerably. In the first quarter of 2011, significant global events gave rise to new concerns about the future of the global economy. Political turmoil spread across the Middle East/North Africa (“MENA”) region, oil and other commodity prices soared, and markets recoiled as the nuclear crisis unfolded in the wake of a 9.0-magnitude earthquake and tsunami that struck Japan in March. These events shook investor confidence, but the global economic recovery would not be derailed.

In the United States, strength from the corporate sector and increasing consumer spending have been key drivers of economic growth, while the housing and labor markets have been the heaviest burdens. While housing has yet to show any meaningful sign of improvement, labor statistics have become increasingly positive in recent months.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Following a strong start to
2011, the aforementioned headwinds brought high volatility back to equity markets. A pick up in inflationary pressures caused emerging market equities to underperform developed markets, where threats of inflation remained relatively subdued. Overall, equities posted strong returns for the 12-month period. US stocks outpaced most international markets and small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing bond prices down) through year end. Improving economic data continued to pressure fixed income yields in 2011;
however, escalating geopolitical risks have acted as a counterweight, restoring relative stability to yield movements. Global credit markets were surpris-
ingly resilient in the face of major headwinds during the first quarter. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets.

The tax-exempt municipal market enjoyed a powerful rally during the period of low interest rates in 2010; however, when the yield trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would expire at year end. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and further heightened volatility in the municipal market.
Tax-exempt mutual funds experienced heavy outflows, resulting in wider quality spreads and further downward pressure on municipal bond prices. These headwinds began to abate in 2011 and the tax-exempt municipal market staged a mild rebound in the first quarter.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of March 31, 2011	6-month	12-month
US large cap equities (S&P 500 Index)	17.31%	15.65%
US small cap equities (Russell 2000 Index)	25.48	25.79
International equities (MSCI Europe, Australasia, Far East Index)	10.20	10.42
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(5.90)	6.52
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	(0.88)	5.12
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(3.68)	1.63
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	7.24	14.26
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/
shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued
partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Summary as of March 31, 2011

Investment Objective

BlackRock High Income Fund's (the “Fund”) primary investment objective is to provide shareholders with as high a level of current income as is consistent with the investment policies of such Fund. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.

Portfolio Management Commentary

How did the Fund perform?

• The Fund outperformed its benchmark, the Barclays Capital US
Corporate High Yield 2% Issuer Capped Index, for the
six-month period ended March 31, 2011.

What factors influenced performance?

• The Fund’s allocation to securities of distressed issuers that success-
fully emerged from debt restructurings over the last 18–24 months benefited performance. The Fund also benefited from an underweight and security selection in the highest-quality speculative grade issues, as these credits underperformed their lower-rated counterparts. On a sector basis, security selection within the paper, metals and auto-
motive sectors contributed positively to returns.

• Detracting from performance was the Fund’s security selection among issues in the mid-range of the high yield quality spectrum, as well as security selection within the independent energy, banking and non-captive consumer sectors.

Describe recent Fund activity.

• During the period, we selectively participated in the high yield new-issue calendar, as we sought to purchase higher-quality deals with strong risk/reward profiles, good fundamentals and solid cash flows and earnings. We also continued to purchase new-issue senior-
secured bonds offering better relative downside protection, which have continued to be issued at a rate above the historical norm.
Consistent with previous periods, the Fund maintained a relatively cautious stance on lower-quality issuers and consumer-driven credits exhibiting higher beta (i.e., sensitivity to market volatility) and/or equity-correlated risks. On a sector basis, we increased exposure to names in technology, while reducing exposure to the
wireless segment.

Describe Fund positioning at period end.

• At period end, the Fund held securities diversified across the high yield credit quality spectrum, as well as a select amount of equity securities received through debt reorganizations. The Fund was over-
weight in the media cable, independent energy and media non-cable sectors, and was underweight in more consumer discretionary sec-
tors, such as the retailers, gaming and lodging. Given the current environment, we find the high yield asset class compelling for its ability to offer attractive yields with minimal duration risk and its potential to provide returns that are on par with equities.

• On March 18, 2011, the Board of Directors of the Fund approved a plan of reorganization. The reorganization is subject to shareholder approval by the BlackRock High Yield Bond Portfolio (“High Yield
Portfolio”) shareholders and certain other conditions, whereby High
Yield Portfolio will acquire substantially all of the assets and assume certain stated liabilities of the Fund in exchange for newly issued shares of High Yield Portfolio.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Profile
Percent of
Corporate
Bond
Credit Quality Allocations[1]	Investments
A	1%
BBB/Baa	4
BB/Ba	29
B	49
CCC/Caa	12
Not Rated	5
[1] Using the higher of Standard & Poor’s Corporation (“S&P’s”) or Moody’s Investors
Service, Inc. (“Moody’s”) ratings.

Percent of
Long-Term
Portfolio Composition	Investments
Corporate Bonds	79%
Floating Rate Loan Interests	9
Common Stocks	6
Preferred Securities	3
Other Interests	3

4 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
2 Under normal circumstances, the Fund invests at least 80% of its assets in bonds that are rated in the lower rating categories by at least one of the recognized rating agencies, or in unrated securities that portfolio management believes are of a comparable quality.
3 This unmanaged index is comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

Performance Summary for the Period Ended March 31, 2011

					Average Annual Total Returns[4]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	6.65%	9.68%	16.85%	N/A	7.92%	N/A	7.89%	N/A
Investor A	6.10	9.53	16.30	11.64%	7.64	6.76%	7.61	7.17%
Investor B	5.68	9.18	15.59	11.59	7.00	6.71	7.03	7.03
Investor C	5.38	9.02	15.22	14.22	6.49	6.49	6.64	6.64
Investor C1	5.68	9.17	15.55	14.55	6.95	6.95	6.96	6.96
Barclays Capital US Corporate High Yield
2% Issuer Capped Index	—	7.24	14.26	N/A	9.18	N/A	8.75	N/A

4 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 5

About Fund Performance

• Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

• Investor A Shares incur a maximum initial sales charge (front-end load)
of 4% and a service fee of 0.25% per year (but no distribution fee).

• Investor B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

• Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of
0.25% per year. Prior to October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

• Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C1 Shares are subject to a distribution fee of 0.55% per year and a service fee of
0.25% per year.

Investor B and C1 Shares are only available for purchase through exchanges and dividend reinvestment or for purchase by certain qualified employee benefit plans.

Performance information reflects past performance and does not guaran-
tee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within
30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and service and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2010 and held through
March 31, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

			Actual					Hypothetical[3]
		Including Interest Expense		Excluding Interest Expense			Including Interest Expense		Excluding Interest Expense
	Beginning	Ending		Ending		Beginning	Ending		Ending
	Account Value Account Value Expenses			Account Value	Expenses	Account Value Account Value Expenses			Account Value Expenses
	October 1,	March 31,	Paid During	March 31,	Paid During	October 1,	March 31,	Paid During	March 31,	Paid During
	2010	2011	the Period[1]	2011	the Period[2]	2010	2011	the Period[1]	2011	the Period[2]
Institutional	$1,000.00	$1,096.80	$3.29	$1,096.80	$3.14	$1,000.00	$1,021.76	$3.18	$1,021.91	$3.02
Investor A	$1,000.00	$1,095.30	$4.75	$1,095.30	$4.60	$1,000.00	$1,020.36	$4.58	$1,020.51	$4.43
Investor B	$1,000.00	$1,091.80	$8.14	$1,091.80	$7.98	$1,000.00	$1,017.12	$7.85	$1,017.27	$7.69
Investor C	$1,000.00	$1,090.20	$9.69	$1,090.20	$9.54	$1,000.00	$1,015.63	$9.35	$1,015.78	$9.20
Investor C1	$1,000.00	$1,091.70	$8.19	$1,091.70	$8.08	$1,000.00	$1,017.07	$7.90	$1,017.17	$7.80

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.63% for Institutional, 0.91% for Investor A, 1.56% for Investor B, 1.86% for
Investor C and 1.57% for Investor C1), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
2 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.60% for Institutional, 0.88% for Investor A, 1.53% for Investor B, 1.83% for
Investor C and 1.55% for Investor C1), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
3 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

The Benefits and Risks of Leveraging

The Fund may utilize leverage to seek to enhance its yield. However, these objectives cannot be achieved in all interest rate environments.

The Fund may utilize leverage through borrowings, including through entering into reverse repurchase agreements. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by the Fund on its longer-
term portfolio investments. To the extent that the total assets of the Fund
(including the assets obtained from leverage) are invested in higher-
yielding portfolio investments, the Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage.

The use of leverage may enhance opportunities for increased income to the Fund, but as described above, it also creates risks as short- or long-term interest rates fluctuate. If the income derived from securities purchased with assets received from leverage exceeds the cost of lever-
age, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not suffi-
cient to cover the cost of leverage, the Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. The Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce income.

Derivative Financial Instruments

The Fund may invest in various derivative instruments, including financial futures contracts, swaps, options and foreign currency exchange con-
tracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, credit, equity and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. The Fund’s ability to use a derivative instrument successfully depends on the invest-
ment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for dis-
tressed values, may limit the amount of appreciation the Fund can real-
ize on an investment, may result in lower dividends paid to shareholders or may cause the Fund to hold an investment that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 7

Schedule of Investments March 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components — 0.1%
Dana Holding Corp. (a)	38,420	$ 668,124
Building Products — 0.0%
Nortek, Inc. (a)	4,680	201,240
Chemicals — 0.3%
CF Industries Holdings, Inc.	23,600	3,228,244
Commercial Banks — 0.1%
CIT Group, Inc. (a)	25,340	1,078,217
Communications Equipment — 0.4%
Loral Space & Communications Ltd. (a)	51,986	4,031,514
Diversified Financial Services — 1.2%
Bank of America Corp.	200,000	2,666,000
KCAD Holdings I Ltd. (a)	779,562,092	10,736,909
		13,402,909
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	852,625	18,758
Food Products — 0.1%
Zhongpin, Inc. (a)	63,856	969,334
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)	3,546	14,184
Household Durables — 0.1%
Pulte Group, Inc. (a)	201,363	1,490,086
Machinery — 0.1%
Navistar International Corp. (a)	14,446	1,001,541
Media — 1.4%
Belo Corp., Class A (a)	192,115	1,692,533
Charter Communications, Inc. (a)	247,740	12,543,076
Clear Channel Outdoor Holdings, Inc., Class A (a)	40,292	586,249
		14,821,858
Metals & Mining — 0.1%
African Minerals Ltd. (a)	118,753	953,476
Oil, Gas & Consumable Fuels — 0.8%
Alpha Natural Resources, Inc. (a)	46,400	2,754,768
Marathon Oil Corp.	108,100	5,762,811
		8,517,579
Paper & Forest Products — 0.6%
Ainsworth Lumber Co. Ltd. (a)	601,773	2,389,712
Ainsworth Lumber Co. Ltd. (a)(b)	691,101	2,744,444
Western Forest Products, Inc. (a)	1,280,355	1,571,555
Western Forest Products, Inc. (a)(b)	330,542	405,720
		7,111,431
Semiconductors & Semiconductor
Equipment — 0.3%
Spansion, Inc., Class A (a)	161,981	3,024,185
SunPower Corp., Class B (a)	2,142	35,707
		3,059,892

Common Stocks		Shares	Value
Software — 0.1%
Bankruptcy Management Solutions, Inc. (a)		2,622	$ 9,244
HMH Holdings/EduMedia (a)	350,136		1,750,680
			1,759,924
Wireless Telecommunication Services — 0.5%
Crown Castle International Corp. (a)	104,965		4,466,261
FiberTower Corp. (a)	396,744		797,455
			5,263,716
Total Common Stocks — 6.2%			67,592,027
		Par
Corporate Bonds		(000)
Aerospace & Defense — 0.5%
Acquisition Co., Lanza Parent,
10.00%, 6/01/17 (b)	USD	1,140	1,256,850
GeoEye, Inc., 9.63%, 10/01/15		710	803,188
Huntington Ingalls Industries, Inc. (b):
6.88%, 3/15/18		970	1,012,437
7.13%, 3/15/21		600	625,500
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/01/17		1,650	1,819,125
			5,517,100
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		2,783	2,783,025
Series 2, 12.38%, 10/08/15		2,810	2,810,021
			5,593,046
Airlines — 1.0%
Air Canada, 9.25%, 8/01/15 (b)		3,010	3,137,925
American Airlines Inc., 7.50%, 3/15/16 (b)		530	524,037
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		2,300	2,437,551
United Air Lines, Inc., 12.75%, 7/15/12		3,830	4,213,123
			10,312,636
Auto Components — 1.1%
Allison Transmission, Inc., 11.00%, 11/01/15 (b)		1,620	1,757,700
Exide Technologies, 8.63%, 2/01/18 (b)		1,000	1,067,500
Icahn Enterprises LP, 8.00%, 1/15/18		8,995	9,242,362
			12,067,562
Beverages — 0.3%
Cott Beverages USA, Inc., 8.13%, 9/01/18		1,032	1,101,660
Crown European Holdings SA, 7.13%, 8/15/18 (b) EUR		1,560	2,293,728
			3,395,388
Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	1,892	1,927,809

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names	CAD	Canadian Dollar
and descriptions of many of the securities have been abbreviated according to the	EUR	Euro
following list:	FKA	Formerly Known As
	GBP	British Pound
See Notes to Financial Statements.	USD	US Dollar

8 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Building Products — 1.9%
Associated Materials LLC, 9.13%, 11/01/17 (b)	USD	1,620	$ 1,733,400
Building Materials Corp. of America,
7.00%, 2/15/20 (b)		1,660	1,722,250
Griffon Corp., 7.13%, 4/01/18 (b)		1,640	1,668,700
Momentive Performance Materials, Inc.:
11.50%, 12/01/16		1,015	1,088,587
9.00%, 1/15/21 (b)		5,165	5,339,319
Nortek, Inc.:
11.00%, 12/01/13		3,611	3,818,420
10.00%, 12/01/18 (b)		4,560	4,913,400
			20,284,076
Capital Markets — 0.5%
American Capital Ltd., 7.96%, 12/31/13		1,930	1,991,027
E*Trade Financial Corp. (c)(d):
3.63%, 8/31/19 (b)		831	1,255,849
Series A, 3.96%, 8/31/19		26	39,292
KKR Group Finance Co., 6.38%, 9/29/20 (b)		2,545	2,603,255
			5,889,423
Chemicals — 3.8%
American Pacific Corp., 9.00%, 2/01/15		3,100	3,018,625
CF Industries, Inc., 6.88%, 5/01/18		1,560	1,751,100
Celanese US Holdings LLC, 6.63%, 10/15/18 (b)		2,315	2,384,450
Chemtura Corp., 7.88%, 9/01/18 (b)		1,865	1,972,237
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		715	782,925
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		1,300	1,374,750
9.00%, 11/15/20 (b)		2,170	2,250,019
Huntsman International LLC (b):
6.88%, 11/15/13	EUR	1,245	1,790,872
8.63%, 3/15/21	USD	1,875	2,043,750
Ineos Finance Plc, 9.00%, 5/15/15 (b)		1,700	1,855,125
KRATON Polymers LLC, 6.75%, 3/01/19 (b)		470	477,050
Koppers, Inc., 7.88%, 12/01/19		1,825	1,980,125
MacDermid, Inc., 9.50%, 4/15/17 (b)		2,805	2,980,312
NOVA Chemicals Corp., 8.63%, 11/01/19		2,500	2,796,875
Nalco Co.:
8.25%, 5/15/17		1,620	1,769,850
6.63%, 1/15/19 (b)		1,220	1,255,075
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		705	719,100
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (b)		2,348	2,559,320
Omnova Solutions, Inc., 7.88%, 11/01/18 (b)		885	896,063
Polymer Group, Inc., 7.75%, 2/01/19 (b)		552	569,250
PolyOne Corp., 7.38%, 9/15/20		840	884,100
Rhodia SA, 6.88%, 9/15/20 (b)		2,735	2,786,281
Solutia, Inc., 8.75%, 11/01/17		965	1,061,500
TPC Group LLC, 8.25%, 10/01/17 (b)		1,225	1,295,438
			41,254,192
Commercial Banks — 2.3%
CIT Group, Inc.:
7.00%, 5/01/16		7,918	7,927,971
7.00%, 5/01/17		10,896	10,909,924
6.63%, 4/01/18 (b)		4,103	4,162,982
Glitnir Banki HF, 6.38%, 9/25/12 (a)(b)(e)		3,050	—
HSH Nordbank AG (f):
1.35%, 2/14/17	EUR	250	249,780
4.38%, 2/14/17		1,500	1,546,512
			24,797,169

		Par
Corporate Bonds		(000)	Value
Commercial Services & Supplies — 1.8%
Aviation Capital Group Corp.,
6.75%, 4/06/21 (b)(g)	USD	4,880	$ 4,879,426
Brickman Group Holdings, Inc.,
9.13%, 11/01/18 (b)		1,930	2,065,100
Casella Waste Systems, Inc., 7.75%, 2/15/19 (b)		1,417	1,417,000
Clean Harbors Inc., 7.63%, 8/15/16 (b)		1,130	1,199,212
Mobile Mini, Inc., 7.88%, 12/01/20 (b)		800	848,000
RSC Equipment Rental, Inc. (b):
10.00%, 7/15/17		2,900	3,306,000
8.25%, 2/01/21		2,230	2,319,200
West Corp. (b):
8.63%, 10/01/18		2,765	2,910,162
7.88%, 1/15/19		805	820,094
			19,764,194
Communications Equipment — 0.5%
Avaya, Inc.:
9.75%, 11/01/15		840	853,650
10.13%, 11/01/15 (h)		2,470	2,525,575
7.00%, 4/01/19 (b)		1,610	1,569,750
			4,948,975
Computers & Peripherals — 0.3%
EMC Corp., 1.75%, 12/01/13 (c)		1,830	3,120,150
Construction & Engineering — 0.1%
Boart Longyear Management Proprietary Ltd.,
7.00%, 4/01/21 (b)		750	768,750
Consumer Finance — 0.4%
Credit Acceptance Corp.:
9.13%, 2/01/17		1,810	1,957,062
9.13%, 2/01/17 (b)		970	1,046,388
Ford Motor Credit Co. LLC, 6.63%, 8/15/17		1,250	1,334,064
			4,337,514
Containers & Packaging — 3.2%
Ardagh Packaging Finance Plc (b):
7.38%, 10/15/17	EUR	1,510	2,188,111
9.25%, 10/15/20		542	802,684
Ball Corp.:
7.38%, 9/01/19	USD	300	324,750
6.75%, 9/15/20		580	606,100
Berry Plastics Corp.:
8.25%, 11/15/15		590	626,138
9.75%, 1/15/21 (b)		4,070	4,029,300
Beverage Packaging Holdings Luxembourg II SA,
8.00%, 12/15/16	EUR	2,885	4,006,831
Cascades, Inc., 7.75%, 12/15/17	USD	2,250	2,376,562
Graham Packaging Co. LP, 8.25%, 10/01/18		980	1,051,050
Graphic Packaging International, Inc.:
9.50%, 6/15/17		3,425	3,801,750
7.88%, 10/01/18		1,545	1,655,081
Greif, Inc., 7.75%, 8/01/19		1,155	1,261,838
OI European Group BV, 6.88%, 3/31/17	EUR	1,015	1,470,816
Pregis Corp., 12.38%, 10/15/13	USD	2,195	2,164,819
Rock-Tenn Co., 9.25%, 3/15/16		740	814,000
Sealed Air Corp., 7.88%, 6/15/17		3,200	3,578,374
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	1,184	1,728,296
7.75%, 11/15/19		1,714	2,544,450
			35,030,950

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 9

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Diversified Financial Services — 4.8%
Ally Financial, Inc.:
7.50%, 12/31/13	USD	210	$ 226,013
6.25%, 12/01/17 (b)		2,550	2,597,813
8.00%, 3/15/20		863	939,591
7.50%, 9/15/20 (b)		3,750	3,998,437
8.00%, 11/01/31		10,530	11,477,700
8.00%, 11/01/31		5,280	5,863,023
Axcan Intermediate Holdings, Inc.,
12.75%, 3/01/16		1,650	1,835,625
FCE Bank Plc:
7.13%, 1/15/13	EUR	1,250	1,860,066
9.38%, 1/17/14		700	1,112,320
Leucadia National Corp., 8.13%, 9/15/15	USD	2,600	2,873,000
Reynolds Group DL Escrow, Inc.:
7.75%, 10/15/16	EUR	1,476	2,164,990
7.75%, 10/15/16 (b)	USD	2,784	2,944,080
Reynolds Group Issuer, Inc. (b):
7.75%, 10/15/16	EUR	1,650	2,420,212
7.13%, 4/15/19 (i)	USD	895	917,375
9.00%, 4/15/19		3,685	3,813,975
6.88%, 2/15/21		2,735	2,755,512
8.25%, 2/15/21		1,850	1,831,500
Sunrise Communications Holdings SA,
8.50%, 12/31/18 (b)	EUR	698	1,048,553
Sunrise Communications International SA,
7.00%, 12/31/17 (b)		545	803,265
			51,483,050
Diversified Telecommunication Services — 2.0%
Broadview Networks Holdings, Inc.,
11.38%, 9/01/12	USD	5,230	5,125,400
Frontier Communications Corp.:
8.25%, 4/15/17		145	156,600
8.50%, 4/15/20		540	585,225
ITC Deltacom, Inc., 10.50%, 4/01/16		1,370	1,510,425
Level 3 Communications, Inc., 6.50%, 10/01/16 (c)		1,040	1,522,300
Level 3 Financing, Inc.:
5.50%, 11/01/14		470	480,575
8.75%, 2/15/17		2,880	2,858,400
10.00%, 2/01/18		400	400,500
9.38%, 4/01/19 (b)		2,400	2,322,000
Qwest Communications International, Inc.,
8.00%, 10/01/15		2,500	2,759,375
tw telecom holdings, Inc., 8.00%, 3/01/18		1,290	1,391,587
Windstream Corp., 7.88%, 11/01/17		2,680	2,874,300
			21,986,687
Electric Utilities — 0.6%
Elwood Energy LLC, 8.16%, 7/05/26		1,147	1,135,589
IPALCO Enterprises, Inc.:
8.63%, 11/14/11		1,500	1,552,500
7.25%, 4/01/16 (b)		3,640	3,940,300
			6,628,389
Electronic Equipment, Instruments
& Components — 0.6%
CDW LLC:
11.50%, 10/12/15 (h)		2,510	2,710,800
8.00%, 12/15/18 (b)		2,080	2,194,400
NXP BV, 3.05%, 10/15/13 (f)		1,860	1,843,725
			6,748,925

		Par
Corporate Bonds		(000)	Value
Energy Equipment & Services — 1.4%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)	USD	895	$ 926,325
Compagnie Generale de Geophysique-Veritas:
9.50%, 5/15/16		1,045	1,165,175
7.75%, 5/15/17		1,945	2,044,681
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)		1,630	1,662,600
Frac Tech Services LLC, 7.13%, 11/15/18 (b)		2,270	2,326,750
Key Energy Service Inc., 6.75%, 3/01/21		1,705	1,734,838
MEG Energy Corp., 6.50%, 3/15/21 (b)		2,305	2,342,456
Precision Drilling Corp., 6.63%, 11/15/20 (b)		345	355,350
Thermon Industries, Inc., 9.50%, 5/01/17		2,450	2,646,000
			15,204,175
Food & Staples Retailing — 0.3%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		2,310	2,310,000
BI-LO LLC, 9.25%, 2/15/19 (b)		930	963,713
			3,273,713
Food Products — 0.7%
Blue Merger Sub Inc., 7.63%, 2/15/19 (b)		3,990	4,044,862
DGS International Finance Co.,
10.00%, 6/01/07 (a)(b)(e)		20,000	2
Darling International, Inc., 8.50%, 12/15/18 (b)		890	967,875
Reddy Ice Corp., 11.25%, 3/15/15		1,880	1,959,900
Smithfield Foods, Inc., 10.00%, 7/15/14		209	246,098
			7,218,737
Gas Utilities — 0.1%
Targa Resources Partners LP, 6.88%, 2/01/21 (b)		1,125	1,113,750
Health Care Equipment & Supplies — 0.5%
DJO Finance LLC, 10.88%, 11/15/14		4,605	5,019,450
Hologic, Inc., 2.00%, 12/15/37 (c)(j)		935	902,275
			5,921,725
Health Care Providers & Services — 2.4%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (b)		1,565	1,631,513
ConvaTec Healthcare E SA (b):
7.38%, 12/15/17	EUR	1,600	2,324,197
10.50%, 12/15/18	USD	1,750	1,837,500
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	558	910,814
DaVita, Inc., 6.38%, 11/01/18	USD	1,450	1,464,500
Gentiva Health Services Inc., 11.50%, 9/01/18		1,930	2,183,312
HCA, Inc.:
8.50%, 4/15/19		550	610,500
7.25%, 9/15/20		3,440	3,680,800
HealthSouth Corp., 8.13%, 2/15/20		750	811,875
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		1,135	1,180,400
STHI Holding Corp., 8.00%, 3/15/18 (b)		950	983,250
Tenet Healthcare Corp.:
9.00%, 5/01/15		4,569	5,025,900
10.00%, 5/01/18		1,084	1,269,635
8.88%, 7/01/19		2,299	2,620,860
			26,535,056
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		6,660	7,808,850
MedAssets, Inc., 8.00%, 11/15/18 (b)		605	618,612
			8,427,462
Hotels, Restaurants & Leisure — 2.7%
Boyd Gaming Corp., 9.13%, 12/01/18 (b)		1,310	1,352,575
Caesars Entertainment Operating Co., Inc.,
10.00%, 12/15/18		14,445	13,181,062

See Notes to Financial Statements.

10 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Hotels, Restaurants & Leisure (concluded)
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	200	$ 289,107
Diamond Resorts Corp., 12.00%, 8/15/18 (b)	USD	4,160	4,451,200
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	1,778	2,552,795
Fontainebleau Las Vegas Holdings LLC,
10.25%, 6/15/15 (a)(b)(e)	USD	225	1,125
Little Traverse Bay Bands, 9.00%, 8/31/20 (b)		1,811	1,494,075
MGM Resorts International, 10.38%, 5/15/14		1,850	2,118,250
Travelport LLC:
4.94%, 9/01/14 (f)		600	543,750
9.88%, 9/01/14		850	827,687
9.00%, 3/01/16		440	408,650
11.88%, 9/01/16		100	93,250
Tropicana Entertainment LLC, Series WI,
9.63%, 12/15/14 (a)(e)		405	41
Waterford Gaming LLC, 8.63%, 9/15/14 (b)		2,409	1,445,398
			28,758,965
Household Durables — 2.7%
American Standard Americas, 10.75%, 1/15/16 (b)		1,560	1,665,300
Ashton Woods USA LLC, 14.38%, 6/30/15 (b)(k)		4,220	2,531,880
Beazer Homes USA, Inc.:
8.13%, 6/15/16		1,355	1,351,612
12.00%, 10/15/17		2,000	2,315,000
9.13%, 6/15/18		4,580	4,631,525
9.13%, 5/15/19 (b)		360	364,050
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16		3,450	3,665,625
Pulte Homes, Inc., 6.38%, 5/15/33		300	243,750
Ryland Group, Inc., 6.63%, 5/01/20		3,255	3,173,625
Standard Pacific Corp.:
10.75%, 9/15/16		3,845	4,479,425
8.38%, 5/15/18		785	815,419
8.38%, 5/15/18 (b)		1,760	1,828,200
8.38%, 1/15/21 (b)		2,565	2,651,569
			29,716,980
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18	EUR	590	836,144
IT Services — 2.5%
First Data Corp.:
9.88%, 9/24/15	USD	1,115	1,142,875
9.88%, 9/24/15		1,915	1,958,088
7.38%, 6/15/19 (b)(g)		3,460	3,516,225
8.25%, 1/15/21 (b)		7,597	7,578,007
12.63%, 1/15/21 (b)		7,556	8,198,260
iPayment Investors LP, 12.75%, 7/15/14 (b)(h)		629	584,697
SunGard Data Systems, Inc. (b):
7.38%, 11/15/18		1,750	1,789,375
7.63%, 11/15/20		2,190	2,250,225
			27,017,752
Independent Power Producers
& Energy Traders — 3.4%
Calpine Construction Finance Co. LP,
8.00%, 6/01/16 (b)		1,150	1,253,500
Calpine Corp. (b):
7.50%, 2/15/21		1,735	1,795,725
7.88%, 1/15/23		2,415	2,505,562
Energy Future Holdings Corp., 10.00%, 1/15/20		10,880	11,529,264
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20		3,920	4,153,926
Infinis Plc, 9.13%, 12/15/14 (b)	GBP	1,205	2,044,224

		Par
Corporate Bonds		(000)	Value
Independent Power Producers
& Energy Traders (concluded)
NRG Energy, Inc.:
7.63%, 1/15/18 (b)(i)	USD 10,400		$ 10,790,000
8.50%, 6/15/19		985	1,036,713
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/01/15		2,765	1,617,525
			36,726,439
Industrial Conglomerates — 1.1%
Sequa Corp. (b):
11.75%, 12/01/15		2,080	2,246,400
13.50%, 12/01/15 (h)		8,527	9,315,404
			11,561,804
Insurance — 0.9%
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)		2,054	2,177,240
Dai-ichi Life Insurance Co., Ltd,
7.25%, 12/31/49 (b)(f)(i)		1,774	1,753,695
Genworth Financial, Inc., 7.63%, 9/24/21 (i)		1,650	1,655,278
ING Verzekeringen NV, 6.38%, 5/07/27 (f)	EUR	2,000	2,664,324
USI Holdings Corp., 4.19%, 11/15/14 (b)(f)	USD	1,530	1,487,925
			9,738,462
Machinery — 1.5%
Navistar International Corp.:
3.00%, 10/15/14 (c)		6,070	9,165,700
8.25%, 11/01/21		190	210,663
Oshkosh Corp., 8.25%, 3/01/17		2,130	2,343,000
Titan International, Inc. (b):
5.63%, 1/15/17 (c)		1,050	2,946,562
7.88%, 10/01/17		1,800	1,908,000
			16,573,925
Marine — 0.1%
Horizon Lines, Inc., 4.25%, 8/15/12 (c)		1,940	1,508,350
Media — 11.5%
AMC Entertainment Inc., 8.75%, 6/01/19		2,435	2,641,975
Affinion Group, Inc., 7.88%, 12/15/18 (b)		2,355	2,213,700
CCH II LLC, 13.50%, 11/30/16		3,712	4,445,670
CCO Holdings LLC:
7.88%, 4/30/18		1,780	1,891,250
8.13%, 4/30/20		2,020	2,196,750
CET 21 spol s.r.o., 9.00%, 11/01/17 (b)		611	943,837
Catalina Marketing Corp.,
10.50%, 10/01/15 (b)(h)		2,195	2,376,087
Cengage Learning Acquisitions, Inc.,
10.50%, 1/15/15 (b)		5,585	5,696,700
Central European Media Enterprises Ltd.,
11.63%, 9/15/16 (b)	EUR	1,388	2,139,183
Checkout Holding Corp.,
10.71%, 11/15/15 (b)(d)	USD	3,210	2,090,513
Citadel Broadcasting Corp., 7.75%, 12/15/18 (b)		1,115	1,208,381
Clear Channel Communications Inc.,
9.00%, 3/01/21 (b)		955	952,613
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		4,042	4,415,885
Series B, 9.25%, 12/15/17		15,910	17,441,337
DISH DBS Corp., 7.00%, 10/01/13		1,060	1,144,800
Gray Television, Inc., 10.50%, 6/29/15		2,910	3,095,512
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (f)		980	883,225
9.50%, 5/15/15		1,180	1,166,725
Interactive Data Corp., 10.25%, 8/01/18 (b)		4,010	4,501,225

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 11

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Media (concluded)
Kabel BW Erste Beteiligungs GmbH,
7.50%, 3/15/19	EUR	2,556	$ 3,712,905
Liberty Global, Inc., 4.50%, 11/15/16 (c)	USD	1,770	3,009,000
Liberty Media Corp., 3.13%, 3/30/23 (c)		2,775	3,295,312
Live Nation Entertainment, Inc.,
8.13%, 5/15/18 (b)		1,800	1,849,500
Musketeer GmbH, 9.50%, 3/15/21	EUR	1,615	2,380,318
NAI Entertainment Holdings LLC,
8.25%, 12/15/17 (b)	USD	2,820	3,017,400
Nielsen Finance LLC:
11.63%, 2/01/14		867	1,020,893
7.75%, 10/15/18 (b)		7,685	8,242,162
ProQuest LLC, 9.00%, 10/15/18 (b)		1,940	1,998,200
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(c)(e)		3,928	39,281
Rainbow National Services LLC,
10.38%, 9/01/14 (b)(i)		3,723	3,862,612
Regal Entertainment Group, 9.13%, 8/15/18		1,310	1,401,700
UPC Germany GmbH (b):
8.13%, 12/01/17		3,365	3,541,662
8.13%, 12/01/17	EUR	1,578	2,348,148
9.63%, 12/01/19		2,490	3,846,405
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	1,000	1,105,000
UPCB Finance II Ltd., 6.38%, 7/01/20	EUR	3,100	4,217,990
Unitymedia GmbH, 9.63%, 12/01/19		719	1,110,669
Unitymedia Hessen GmbH & Co. KG,
8.13%, 12/01/17		720	1,071,398
Univision Communications, Inc.,
7.88%, 11/01/20 (b)	USD	1,700	1,797,750
Virgin Media Secured Finance Plc,
7.00%, 1/15/18	GBP	2,189	3,796,933
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	1,426	2,096,702
Ziggo Finance BV, 6.13%, 11/15/17 (b)		2,940	4,166,549
			124,373,857
Metals & Mining — 3.8%
Arch Western Finance LLC, 6.75%, 7/01/13	USD	891	899,910
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		2,000	2,120,000
7.38%, 2/15/16		3,510	3,615,300
FMG Resources (August 2006) Proprietary Ltd.,
7.00%, 11/01/15 (b)		4,840	5,021,500
Goldcorp, Inc., 2.00%, 8/01/14 (c)		2,305	2,938,875
JMC Steel Group, 8.25%, 3/15/18 (b)		1,110	1,134,975
James River Escrow Inc., 7.88%, 4/01/19 (b)		1,625	1,681,875
New World Resources NV, 7.88%, 5/01/18	EUR	2,094	3,115,983
Newmont Mining Corp., Series A,
1.25%, 7/15/14 (c)	USD	1,565	2,063,844
Novelis, Inc., 8.75%, 12/15/20 (b)		13,340	14,674,000
RathGibson, Inc., 11.25%, 2/15/14 (a)(e)		6,665	666
Ryerson, Inc.:
7.68%, 11/01/14 (f)		1,670	1,599,025
12.00%, 11/01/15		650	705,250
Steel Dynamics, Inc.:
7.38%, 11/01/12		480	511,200
7.63%, 3/15/20		270	289,575
United States Steel Corp., 7.38%, 4/01/20		750	785,625
			41,157,603
Multiline Retail — 0.8%
Dollar General Corp., 11.88%, 7/15/17 (h)		7,112	8,196,580

		Par
Corporate Bonds		(000)	Value
Oil, Gas & Consumable Fuels — 9.7%
Arch Coal, Inc., 7.25%, 10/01/20	USD	3,340	$ 3,582,150
Berry Petroleum Co.:
8.25%, 11/01/16		2,625	2,775,937
6.75%, 11/01/20		875	902,344
Bill Barrett Corp., 9.88%, 7/15/16		210	236,250
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (b)		835	885,100
Chaparral Energy Inc., 8.25%, 9/01/21 (b)		955	983,650
Chesapeake Energy Corp.:
6.50%, 8/15/17		1,200	1,297,500
6.63%, 8/15/20		7,200	7,668,000
6.13%, 2/15/21		1,715	1,770,737
2.25%, 12/15/38 (c)		3,550	3,261,562
Clayton Williams Energy Inc., 7.75%, 4/01/19 (b)		1,240	1,241,550
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		1,138	1,237,575
Concho Resources Inc., 7.00%, 1/15/21		1,510	1,589,275
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		835	897,625
10.25%, 12/15/15		4,500	4,770,000
Consol Energy, Inc., 8.25%, 4/01/20		5,000	5,543,750
Continental Resources Inc., 7.13%, 4/01/21		1,430	1,519,375
Copano Energy LLC, 7.13%, 4/01/21 (g)		1,280	1,296,000
Crestwood Midstream Partners LP,
7.75%, 4/01/19 (b)(g)		1,280	1,289,600
Crosstex Energy LP, 8.88%, 2/15/18		485	528,650
Denbury Resources, Inc.:
9.75%, 3/01/16		1,895	2,136,612
8.25%, 2/15/20		2,021	2,258,467
6.38%, 8/15/21		1,220	1,250,500
EV Energy Partners LP, 8.00%, 4/15/19 (b)		1,330	1,353,275
Energy Transfer Equity LP, 7.50%, 10/15/20		315	342,563
Energy XXI Gulf Coast, Inc. (b):
9.25%, 12/15/17		1,560	1,669,200
7.75%, 6/15/19		1,990	1,994,975
Forest Oil Corp., 8.50%, 2/15/14		1,110	1,237,650
Hilcorp Energy I LP (b):
8.00%, 2/15/20		2,980	3,173,700
7.63%, 4/15/21		2,830	2,964,425
Linn Energy LLC (b):
8.63%, 4/15/20		4,750	5,272,500
7.75%, 2/01/21		3,000	3,202,500
MarkWest Energy Partners LP, 6.75%, 11/01/20		955	978,875
Niska Gas Storage US LLC, 8.88%, 3/15/18		6,000	6,525,000
OPTI Canada, Inc., 9.75%, 8/15/13 (b)		1,120	1,122,800
Oasis Petroleum, Inc., 7.25%, 2/01/19 (b)		1,295	1,311,188
Petrohawk Energy Corp.:
10.50%, 8/01/14		1,430	1,642,713
7.88%, 6/01/15		2,795	2,962,700
7.25%, 8/15/18		840	865,200
7.25%, 8/15/18 (b)		2,558	2,634,740
Range Resources Corp.:
6.38%, 3/15/15		1,840	1,876,800
8.00%, 5/15/19		545	600,863
6.75%, 8/01/20		1,140	1,214,100
SM Energy Co., 6.63%, 2/15/19 (b)		1,900	1,949,875
SandRidge Energy Inc., 7.50%, 3/15/21 (b)		3,080	3,195,500
Swift Energy Co., 7.13%, 6/01/17		1,700	1,738,250
Teekay Corp., 8.50%, 1/15/20 (i)		2,860	3,099,525
Trafigura Beheer BV, 6.38%, 4/08/15	EUR	1,020	1,362,130
Whiting Petroleum Corp., 6.50%, 10/01/18	USD	1,425	1,474,875
			104,688,131

See Notes to Financial Statements.

12 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Paper & Forest Products — 2.3%
APP Finance II Mauritius Ltd., 12.00% (a)(e)(l)	USD	21,000	$ 105
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(h)		5,722	5,778,769
Boise Cascade LLC, 7.13%, 10/15/14		1,985	1,960,187
Boise Paper Holdings LLC:
9.00%, 11/01/17		1,455	1,615,050
8.00%, 4/01/20		1,195	1,290,600
Clearwater Paper Corp.:
10.63%, 6/15/16		1,865	2,107,450
7.13%, 11/01/18 (b)		1,140	1,194,150
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		1,625	1,832,188
NewPage Corp., 11.38%, 12/31/14		6,470	6,478,087
Verso Paper Holdings LLC:
11.50%, 7/01/14		1,976	2,158,780
Series B, 4.05%, 8/01/14 (f)		851	838,235
			25,253,601
Pharmaceuticals — 0.7%
Angiotech Pharmaceuticals, Inc.,
4.06%, 12/01/13 (f)		4,195	3,639,163
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		1,440	1,422,000
6.75%, 10/01/17		580	571,300
6.88%, 12/01/18		475	465,500
7.00%, 10/01/20		1,685	1,634,450
			7,732,413
Professional Services — 0.2%
FTI Consulting, Inc., 6.75%, 10/01/20 (b)		2,625	2,657,813
Real Estate Management & Development — 1.0%
IVG Immobilien AG, 8.00%, 5/29/49 (f)	EUR	500	588,135
Realogy Corp. (b):
11.50%, 4/15/17	USD	2,995	3,092,338
7.88%, 2/15/19		7,550	7,493,375
			11,173,848
Road & Rail — 1.7%
Avis Budget Car Rental LLC:
9.63%, 3/15/18		2,185	2,414,425
8.25%, 1/15/19		2,870	3,006,325
Florida East Coast Railway Corp.,
8.13%, 2/01/17 (b)		1,100	1,148,125
The Hertz Corp. (b):
7.50%, 10/15/18		730	755,550
6.75%, 4/15/19		1,690	1,675,213
7.38%, 1/15/21		1,815	1,855,837
Hertz Holdings Netherlands BV:
8.50%, 7/31/15		415	632,245
8.50%, 7/31/15 (b)	EUR	4,690	7,145,135
			18,632,855
Semiconductors & Semiconductor
Equipment — 0.2%
Linear Technology Corp., Series A,
3.00%, 5/01/27 (c)	USD	1,085	1,165,019
Spansion LLC, 7.88%, 11/15/17 (b)		1,520	1,546,600
			2,711,619
Specialty Retail — 0.9%
Asbury Automotive Group, Inc.,
8.38%, 11/15/20 (b)		1,220	1,268,800
Claire’s Escrow Corp., 8.88%, 3/15/19 (b)		1,225	1,169,875

		Par
Corporate Bonds		(000)	Value
Specialty Retail (concluded)
PETCO Animal Supplies, Inc., 9.25%,
12/01/18 (b)	USD	1,675	$ 1,792,250
Phones4u Finance Plc, 9.50%, 4/01/18	GBP	1,385	2,177,393
United Auto Group, Inc., 7.75%, 12/15/16	USD	3,190	3,297,663
			9,705,981
Textiles, Apparel & Luxury Goods — 0.1%
Phillips-Van Heusen Corp., 7.38%, 5/15/20		950	1,004,625
Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc., 3.00%, 11/15/17 (c)		1,840	1,674,400
Trading Companies & Distributors — 0.1%
Interline Brands, Inc., 7.00%, 11/15/18		930	953,250
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		1,634	1,666,680
Wireless Telecommunication Services — 4.0%
Clearwire Communications LLC,
12.00%, 12/01/15 (b)		925	999,000
Cricket Communications, Inc.:
10.00%, 7/15/15		1,440	1,580,400
7.75%, 5/15/16		3,930	4,175,625
Digicel Group Ltd. (b):
8.88%, 1/15/15		3,250	3,384,875
9.13%, 1/15/15		1,660	1,734,700
8.25%, 9/01/17		3,210	3,402,600
10.50%, 4/15/18		2,200	2,519,000
FiberTower Corp., 9.00%, 1/01/16 (b)		1,565	1,341,932
iPCS, Inc., 2.43%, 5/01/13 (f)		6,810	6,639,750
Intelsat Jackson Holdings SA (b):
7.25%, 4/01/19 (g)		1,350	1,351,688
7.25%, 10/15/20		1,530	1,530,000
7.25%, 4/01/21 (g)		1,410	1,413,525
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		1,990	2,129,300
6.63%, 11/15/20		2,510	2,506,862
NII Capital Corp., 7.63%, 4/01/21		1,450	1,482,625
NII Holdings, Inc., 3.13%, 6/15/12 (c)		500	502,500
Sprint Capital Corp., 6.88%, 11/15/28		6,796	6,269,310
			42,963,692
Total Corporate Bonds — 85.0%			920,536,372
Floating Rate Loan Interests (f)
Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan,
5.31%, 12/15/14		1,124	908,855
Chemicals — 0.2%
Styron Sarl, Term Loan B, 6.00%, 7/27/17		2,294	2,303,810
Commercial Services & Supplies — 0.5%
AWAS Aviation Capital Ltd. Term Loan B,
7.75%, 6/10/16		1,641	1,675,684
Volume Services America, Inc. (FKA Centerplate),
Term Loan B, 10.50% – 10.75%, 8/24/16		3,881	3,895,052
			5,570,736
Consumer Finance — 0.6%
AGFS Funding Co., Term Loan, 7.25%, 4/21/15		6,500	6,503,049

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 13

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (f)		(000)	Value
Diversified Telecommunication Services — 0.2%
Hawaiian Telcom Communications, Inc., Term Loan,
9.00%, 10/28/15	USD	2,393	$ 2,438,389
Food & Staples Retailing — 0.3%
AdvancePierre Foods, Term Loan, 11.25%, 9/29/17		3,100	3,146,500
Health Care Providers & Services — 0.6%
Harden Healthcare, Inc.:
Add-on Term Loan, 7.75%, 3/02/15		2,337	2,290,689
Tranche A Term Loan, 8.50%, 2/22/15		1,235	1,210,734
inVentiv Health, Inc. (FKA Ventive Health, Inc.),
Term Loan, 4.75%, 8/04/16		2,581	2,585,371
			6,086,794
Hotels, Restaurants & Leisure — 0.6%
Harrah’s Operating Co., Inc., Term Loan B-3,
3.30%, 1/28/15		1,625	1,502,872
Travelport LLC (FKA Travelport, Inc.), Term Loan,
8.31%, 3/27/12		5,732	5,234,770
			6,737,642
Household Durables — 0.3%
Visant Corp. (FKA Jostens), Term Loan,
5.25%, 12/22/16		2,693	2,686,517
IT Services — 0.2%
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.00%, 9/24/14		560	536,465
Initial Tranche B-2 Term Loan, 3.00%, 9/24/14		455	435,486
Initial Tranche B-3 Term Loan, 3.00%, 9/24/14		1,405	1,344,140
			2,316,091
Independent Power Producers
& Energy Traders — 0.3%
Texas Competitive Electric Holdings Co., LLC (TXU),
Initial Tranche B-3 Term Loan, 3.75% – 3.80%,
10/10/14		4,474	3,758,523
Leisure Equipment & Products — 0.3%
EB Sports Corp., Term Loan, 11.50%, 5/01/12		2,830	2,829,903
Media — 1.9%
HMH Publishing Co., Ltd., Tranche A Term Loan,
6.01%, 6/12/14		2,725	2,594,140
Intelsat Jackson Holdings Ltd., Term Loan B,
5.25%, 3/07/18		12,075	12,142,849
Newsday, LLC, Fixed Rate Term Loan,
10.50%, 8/01/13		5,725	6,089,969
			20,826,958
Multiline Retail — 0.3%
Hema Holding BV, Mezzanine, 9.37%, 1/29/17	EUR	2,686	3,768,108
Oil, Gas & Consumable Fuels — 0.8%
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/30/15	USD	8,375	8,542,514
Paper & Forest Products — 0.4%
Verso Paper Finance Holdings LLC, PIK Loan,
6.55% – 7.30%, 2/01/13		5,007	4,506,004
Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan A, 5.00%, 6/28/13		5,400	5,346,842

	Par
Floating Rate Loan Interests (f)	(000)	Value
Real Estate Management & Development — 0.2%
Realogy Corp.:
Term Loan B, 4.56%, 10/16/16	USD 1,633	$ 1,535,885
Term Loan C, 4.49%, 10/16/16	314	295,081
		1,830,966
Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B,
3.05% – 5.00%, 5/29/14	567	540,325
Wireless Telecommunication Services — 1.0%
Vodafone Americas Finance, Revolving Credit,
6.88%, 7/30/15	10,871	11,034,028
Total Floating Rate Loan Interests — 9.4%		101,682,554
	Beneficial
	Interest
Other Interests (m)	(000)
Auto Components — 2.0%
Delphi Debtor-in-Possession Holding Co. LLP,
Class B Membership Interests	1	22,018,332
Lear Corp. Escrow:
5.75%	1,800	49,500
8.50%	2,480	68,200
		22,136,032
Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.	1,855	19
Household Durables — 0.7%
Stanley Martin, Class B Membership Units (n)	14	7,588,895
Media — 0.0%
Adelphia Escrow	25,500	255
Adelphia Recovery Trust	31,980	3,198
		3,453
Metals & Mining — 0.4%
Rath Gibson SPV, LLC (n)	421	3,721,772
Total Other Interests — 3.1%		33,450,171
Preferred Securities
	Par
Capital Trusts	(000)
Insurance — 0.5%
American General Institutional Capital A,
7.57%, 12/01/45 (b)	2,985	3,052,163
Genworth Financial, Inc., 6.15%, 11/15/66 (f)(i)	2,390	1,888,100
Total Capital Trusts — 0.5%		4,940,263
Preferred Stocks	Shares
Auto Components — 0.6%
Dana Holding Corp., 4.00% (b)(c)	46,500	7,033,125
Automobiles — 0.4%
General Motors Co., 4.75%	91,500	4,410,300

See Notes to Financial Statements.

14 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Diversified Financial Services — 0.6%
Citigroup, Inc., 7.50% (c)	56,300	$ 7,121,950
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (c)	48,298	1,178,471
Professional Services — 0.1%
Nielsen Holdings NV, 6.25% (a)(c)	16,835	957,491
Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A, 7.63% (a)(c)	38,549	664,970
Thrifts & Mortgage Finance — 0.1%
Fannie Mae, Series O (a)	120,000	342,000
Freddie Mac, Series Z (a)	310,989	528,681
		870,681
Total Preferred Stocks — 2.0%		22,236,988
	Par
Trust Preferreds	(000)
Diversified Financial Services — 1.0%
GMAC Capital Trust I, Series 2,
8.13%, 2/15/40 (c)(f)	USD 10,829	11,000,661
Total Trust Preferreds — 1.0%		11,000,661
Total Preferred Securities — 3.5%		38,177,912
Warrants (o)	Shares
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)	201,408	2
Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc.
(Expires 4/29/14)	1,566	16
Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd.	6	—
Software — 0.0%
Bankruptcy Management Solutions, Inc.
(Expires 9/29/17)	1,748	17
HMH Holdings/EduMedia (Expires 3/09/17)	53,520	1
		18
Total Warrants — 0.0%		36
Total Long-Term Investments
(Cost — $1,197,897,583) — 107.2%		1,161,439,072
Short-Term Securities
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.14% (p)(q)	2,540,478	2,540,478
Total Short-Term Securities
(Cost — $2,540,478) — 0.2%		2,540,478
Total Investments (Cost — $1,200,438,061*) — 107.4%		1,163,979,550
Liabilities in Excess of Other Assets — (7.4)%		(80,431,925)
Net Assets — 100.0%		$1,083,547,625

* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost	$1,195,219,898
Gross unrealized appreciation	$ 85,062,235
Gross unrealized depreciation	(116,302,583)
Net unrealized depreciation	$ (31,240,348)

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to quali-
fied institutional investors.
(c) Convertible security.
(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) Variable rate security. Rate shown is as of report date.
(g) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Barclays Capital	$ 2,765,213	$ 5,213
Citigroup Global Markets	$ 3,516,225	$ 56,225
JPMorgan Securities Inc.	$ 6,175,426	$ 15,426
UBS Securities	$ 1,289,600	$ 9,600

(h) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(i) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(j) Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(k) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(l) Security is perpetual in nature and has no stated maturity date.
(m) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(n) The investment is held by a wholly-owned taxable subsidiary of the Fund.
(o) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(p) Represents the current yield as of report date.
(q) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held at		Shares Held at
	September 30,	Net	March 31,
Affiliate	2010	Activity	2011	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	17,574,867	(15,034,389)	2,540,478	$ 6,495

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 15

Schedule of Investments (continued)

• Foreign currency exchange contracts as of March 31, 2011 were as follows:

						Unrealized
Currency			Currency		Settlement Appreciation
Purchased			Sold	Counterparty	Date (Depreciation)
GBP	282,500	USD	453,844	Royal Bank of
				Scotland	4/14/11	$ (675)
USD	1,619,239	CAD	1,605,500	Citibank NA	4/14/11	(36,270)
USD	792,694	EUR	558,000	Deutsche
				Bank AG	4/14/11	2,064
USD	927,652	GBP	578,000	UBS AG	4/14/11	565
USD	2,383,405	GBP	1,488,500	Royal Bank of
				Scotland	4/14/11	(4,083)
USD	3,178,192	GBP	1,978,000	Deutsche
				Bank AG	4/14/11	5,568
USD	4,924,155	GBP	3,131,500	Citibank NA	4/14/11	(98,631)
EUR	230,000	USD	323,322	Royal Bank of
				Scotland	4/27/11	2,474
EUR	465,000	USD	641,401	Citibank NA	4/27/11	17,272
USD	1,846,136	EUR	1,367,000	Deutsche
				Bank AG	4/27/11	(90,222)
USD	5,965,653	EUR	4,251,000	Citibank NA	4/27/11	(55,897)
USD 71,340,358		EUR 52,152,500		Royal Bank of
				Scotland	4/27/11	(2,533,772)
Total						$(2,791,607)

• Financial futures contracts sold as of March 31, 2011 were as follows:

			Expiration	Notional	Unrealized
Contracts	Issue	Exchange	Date	Value	Depreciation
567	S&P 500	Chicago	June
	EMINI	Mercantile	2011	$37,845,649 $ (395,299)

• Credit default swaps on single-name issues — buy protection outstanding as of
March 31, 2011 were as follows:

	Pay			Notional
	Fixed		Expiration	Amount		Unrealized
Issuer	Rate Counterparty		Date	(000)		Depreciation
K. Hovnanian	5.00% Goldman Sachs
Enterprises, Inc.		International	12/20/11	USD	2,240	$ (89,101)
K. Hovnanian	5.00% Goldman Sachs
Enterprises, Inc.		International	9/20/13	USD	1,000	(95,825)
Republic of	1.00%	Deutsche
Hungary		Bank AG	12/20/15	USD	1,130	(41,352)
State of Israel	1.00%	Deutsche
		Bank AG	3/20/16	USD	2,500	(35,739)
iStar Financial,	5.00%	Deutsche
Inc.		Bank AG	12/20/16	USD	900	(157,569)
Total						$ (419,586)

• Credit default swaps on single-name issues — sold protection outstanding as of March 31, 2011 were as follows:

				Issuer	Notional		Unrealized
	Receive		Expiration	Credit	Amount		Appreciation
Issuer	Fixed Rate	Counterparty	Date	Rating[1]	(000)[2]		(Depreciation)
iStar Financial, Inc.	5.00%	Deutsche Bank AG	9/20/11	B+	USD	900	$ 84,161
Texas Competitive Electric Holdings Co. LLC	5.00%	Goldman Sachs International	9/20/12	D	USD	2,000	(99,828)
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	9/20/15	CC	USD	500	60,051
M.D.C. Holdings, Inc.	1.00%	Deutsche Bank AG	12/20/15	BBB-	USD	1,260	14,240
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	12/20/15	BB-	USD	1,100	38,381
M.D.C. Holdings, Inc.	1.00%	JPMorgan Chase Bank NA	12/20/15	BBB-	USD	1,260	9,074
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	12/20/15	CC	USD	1,100	40,851
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	12/20/15	CC	USD	1,125	(2,829)
Chesapeake Energy Corp.	5.00%	Credit Suisse International	3/20/16	BB+	USD	1,075	23,391
ARAMARK Corp.	5.00%	Goldman Sachs International	3/20/16	B	USD	2,000	(48,061)
Chesapeake Energy Corp.	5.00%	Goldman Sachs International	3/20/16	BB+	USD	1,075	15,333
Level 3 Communications, Inc.	5.00%	Goldman Sachs International	3/20/16	CCC+	USD	2,500	51,746
Level 3 Communications, Inc.	5.00%	Goldman Sachs International	3/20/16	CCC+	USD	2,000	(11,515)
Chesapeake Energy Corp.	5.00%	JPMorgan Chase Bank NA	3/20/16	BB+	USD	1,075	23,391
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	3/20/16	CC	USD	550	(18,220)
General Motors Co.	5.00%	Deutsche Bank AG	3/20/21	BB-	USD	1,500	(60,780)
Total							$ 119,386

1 Using Standard and Poor’s rating.
2 The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

• Credit default swaps on traded indexes — sold protection outstanding as of March 31, 2011 were as follows:

					Notional
	Receive		Expiration	Credit	Amount		Unrealized
Index	Fixed Rate	Counterparty	Date	Rating[1]	(000)[2]		Depreciation
Dow Jones CDX North America
High Yield Index Series 10, 10-15%	0.00%	Deutsche Bank AG	6/20/11	CCC+	USD	2,377	$ (4,389)
Dow Jones CDX North America
High Yield Index Series 10, 10-15%	0.00%	Goldman Sachs International	6/20/11	CCC+	USD	2,535	(981)
Total							$ (5,370)

1 Using Standard and Poor’s rating of the underlying securities.
2 The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

See Notes to Financial Statements.

16 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Schedule of Investments (continued)

• Reverse repurchase agreements outstanding as of March 31, 2011 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Credit Suisse
Securities	0.45%	3/17/11	4/01/11	$10,805,478	$10,803,588
Credit Suisse
Securities	0.55%	3/17/11	4/01/11	3,269,599	3,268,900
Credit Suisse
Securities	0.60%	3/17/11	4/01/11	7,430,696	7,428,962
Deutsche Bank
Securities, Inc.	0.62%	3/17/11	4/01/11	42,823,823	42,813,500
Barclays Capital	0.65%	3/18/11	4/01/11	4,676,182	4,675,000
Deutsche Bank
Securities, Inc.	0.40%	3/25/11	4/08/11	1,941,651	1,941,500
Deutsche Bank
Securities, Inc.	0.60%	3/25/11	4/08/11	7,072,300	7,071,475
Credit Suisse
Securities	0.60%	3/25/11	4/08/11	1,631,365	1,631,175
Credit Suisse
Securities	0.50%	3/25/11	Open	1,530,460	1,530,375
Deutsche Bank
Securities, Inc.	0.62%	3/31/11	4/14/11	3,499,680	3,499,620
Deutsche Bank
Securities, Inc.	0.62%	3/31/11	4/14/11	1,134,620	1,134,600
Deutsche Bank
Securities, Inc.	0.60%	4/28/11	Open	3,558,587	3,558,350
Total				$89,374,441	$89,357,045

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summa-
rized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabili-
ties (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of invest-
ments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative finan-
cial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$ 52,149,510	$ 2,954,928	$ 12,487,589	$ 67,592,027
Corporate Bonds	—	911,964,466	8,571,906	920,536,372
Floating Rate Loan Interests	—	72,444,633	29,237,921	101,682,554
Other Interests	3,198	22,018,332	11,428,641	33,450,171
Preferred Securities	14,246,372	23,931,540	—	38,177,912
Warrants	—	—	36	36
Short-Term Securities	2,540,478	—	—	2,540,478
Total	$ 68,939,558	$ 1,033,313,899	$ 61,726,093	$ 1,163,979,550

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange
contracts	—	$ 27,943	—	$ 27,943
Credit contracts	—	360,619	—	360,619
Liabilities:
Equity contracts	$ (395,299)	—	—	(395,299)
Foreign currency exchange
contracts	—	(2,819,550)	—	(2,819,550)
Credit contracts.	—	(666,189)		(666,189)
Total	$ (395,299)	$ (3,097,177)	—	$ (3,492,476)

1 Derivative financial instruments are financial futures contracts, swaps and foreign currency exchange contracts. Financial futures contracts, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 17

Schedule of Investments (concluded)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

			Investments in Securities
	Common	Corporate	Floating Rate	Other
	Stocks	Bonds	Loan Interests	Interests	Warrants	Total
Assets:
Balance, as of September 30, 2010	$ 1,750,680	$11,297,439	$32,635,259	$27,943,767	$ 19	$73,627,164
Accrued discounts/premiums.	—	7,455	193,395	—	—	200,850
Net realized gain (loss)	—	28,205	196,343	—	—	224,548
Net change in unrealized appreciation/depreciation[2]	(5,430,689)	(1,521,322)	1,292,653	2,725,256	18,883	(2,915,219)
Purchases	16,605,912	1,613,700	9,287,272	518,171	21	28,025,076
Sales	(438,314)	(2,853,571)	(9,434,319)	—	(18,887)	(12,745,091)
Transfers in3	—	—	9,533,305	—	—	9,533,305
Transfers out[3]	—	—	(14,465,987)	(19,758,553)	—	(34,224,540)
Balance, as of March 31, 2011	$12,487,589	$ 8,571,906	$29,237,921	$11,428,641	$ 36	$61,726,093

Unfunded Loan
Commitments
Liabilities:
Balance, as of September 30, 2010	$ (167,499)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized
appreciation/depreciation[2]	167,499
Purchases	—
Sales	—
Transfers in3	—
Transfers out[3]	—
Balance, as of March 31, 2011	—

2 Included in the related net change in unrealized appreciation/deprec-
iation in the Statement of Operations. The change in unrealized apprecia-
tion/depreciation on investments still held at March 31, 2011 was $2,673,897.
3 The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

See Notes to Financial Statements.

18 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Statement of Assets and Liabilities
March 31, 2011 (Unaudited)
Assets
Investments at value — unaffiliated (cost — $1,197,897,583)	$1,161,439,072
Investments at value — affiliated (cost — $2,540,478)	2,540,478
Unrealized appreciation on swaps	360,619
Unrealized appreciation on foreign currency exchange contracts	27,943
Cash pledged as collateral for financial futures contracts	3,065,000
Cash pledged as collateral for swaps	1,160,000
Foreign currency at value (cost — $697,561)	698,501
Interest receivable	20,271,415
Investments sold receivable	16,638,968
Capital shares sold receivable	11,963,358
Swap premiums paid	1,279,055
Principal paydowns receivable	415,263
Swaps receivable	380,112
Margin variation receivable	82,215
Dividends receivable	59,181
Commitment fees receivable	9,508
Prepaid expenses	50,235
Other assets	1,078,367
Total assets	1,221,519,290
Liabilities
Bank overdraft	1,390,401
Reverse repurchase agreements	89,357,045
Unrealized depreciation on foreign currency exchange contracts	2,819,550
Unrealized depreciation on swaps	666,189
Investments purchased payable	33,804,264
Income dividends payable	5,040,062
Capital shares redeemed payable	1,698,655
Investment advisory fees payable	387,086
Swap premiums received	1,654,387
Service and distribution fees payable	325,981
Swaps payable	245,570
Deferred income	50,236
Interest expense payable	17,396
Other affiliates payable	11,541
Officer’s and Directors’ fees payable	978
Other accrued expenses payable	501,622
Other liabilities	702
Total liabilities	137,971,665
Net Assets	$1,083,547,625
Net Assets Consist of
Paid-in capital	$2,554,883,743
Undistributed net investment income	31,819,368
Accumulated net realized loss	(1,464,170,203)
Net unrealized appreciation/depreciation	(38,985,283)
Net Assets	$1,083,547,625
Net Asset Value
Institutional — Based on net assets of $251,775,467 and 51,425,970 shares outstanding, 500 million shares authorized, $0.10 par value	$ 4.90
Investor A — Based on net assets of $551,804,484 and 112,594,782 shares outstanding, 500 million shares authorized, $0.10 per value	$ 4.90
Investor B — Based on net assets of $35,645,953 and 7,270,408 shares outstanding, 1,500 million shares authorized, $0.10 par value	$ 4.90
Investor C — Based on net assets of $119,031,089 and 24,272,341 shares outstanding, 200 million shares authorized, $0.10 par value	$ 4.90
Investor C1 — Based on net assets of $125,290,632 and 25,554,914 shares outstanding, 200 million shares authorized, $0.10 par value	$ 4.90

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 19

Statement of Operations
Six Months Ended March 31, 2011 (Unaudited)
Investment Income
Interest	$ 40,423,341
Dividends — unaffiliated	433,008
Facility and other fees	606,953
Dividends — affiliated	6,495
Total income	41,469,797
Expenses
Investment advisory	2,131,988
Service — Investor A	653,370
Service and distribution — Investor B	151,697
Service and distribution — Investor C	551,300
Service and distribution — Investor C1	508,180
Transfer agent — Institutional	123,596
Transfer agent — Investor A	372,399
Transfer agent — Investor B	58,838
Transfer agent — Investor C	188,762
Transfer agent — Investor C1	161,101
Accounting services	107,942
Professional	68,322
Custodian	55,393
Printing	55,154
Registration	40,741
Officer and Directors	17,091
Miscellaneous	45,108
Total expenses excluding interest expense	5,290,982
Interest expense	120,382
Total expenses	5,411,364
Less fees waived by advisor	(2,758)
Less fees paid indirectly	(295)
Total expenses after fees waived and paid indirectly	5,408,311
Net investment income	36,061,486
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	25,143,012
Financial futures contracts	(3,019,446)
Swaps	1,096,791
Foreign currency transactions	(5,322,208)
17,898,149
Net change in unrealized appreciation/depreciation on:
Investments	34,519,668
Financial futures contracts	(71,110)
Swaps	298,442
Foreign currency transactions	2,713,562
Unfunded corporate loans	167,499
37,628,061
Total realized and unrealized gain	55,526,210
Net Increase in Net Assets Resulting from Operations	$ 91,587,696

See Notes to Financial Statements.

20 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Statements of Changes in Net Assets
	Six Months
	Ended
	March 31,	Year Ended
	2011	September 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2010
Operations
Net investment income	$ 36,061,486	$ 85,906,345
Net realized gain	17,898,149	43,811,032
Net change in unrealized appreciation/depreciation	37,628,061	72,593,762
Net increase in net assets resulting from operations	91,587,696	202,311,139
Dividends to Shareholders From
Net investment income:
Institutional	(8,494,507)	(22,236,336)
Investor A	(19,228,936)	(42,256,281)
Investor B	(1,357,568)	(3,625,940)
Investor C	(3,532,344)	(6,616,276)
Investor C1	(4,254,556)	(9,867,069)
Decrease in net assets resulting from dividends to shareholders	(36,867,911)	(84,601,902)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	58,638,929	(167,187,753)
Redemption Fee
Redemption fee	30,897	41,045
Net Assets
Total increase (decrease) in net assets	113,389,611	(49,437,471)
Beginning of period	970,158,014	1,019,595,485
End of period	$1,083,547,625	$ 970,158,014
Undistributed net investment income	$ 31,819,368	$ 32,625,793

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 21

Financial Highlights
			Institutional
Six Months
Ended
March 31,
	2011		Year Ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 4.64	$ 4.14	$ 4.13	$ 5.12	$ 5.12	$ 5.04
Net investment income[1]	0.18	0.38	0.37	0.39	0.39	0.38
Net realized and unrealized gain (loss)[2]	0.26	0.49	(0.00)[3]	(0.98)	(0.01)	0.08
Net increase (decrease) from investment operations	0.44	0.87	0.37	(0.59)	0.38	0.46
Dividends from net investment income	(0.18)	(0.37)	(0.36)	(0.40)	(0.38)	(0.38)
Net asset value, end of period	$ 4.90	$ 4.64	$ 4.14	$ 4.13	$ 5.12	$ 5.12
Total Investment Return[4]
Based on net asset value	9.68%[5]	21.76%	11.63%	(12.25)%	7.75%	9.54%
Ratios to Average Net Assets
Total expenses	0.63%[6]	0.70%	0.77%	0.72%	0.66%	0.64%
Total expenses after fees waived and paid indirectly	0.63%[6]	0.70%	0.77%	0.72%	0.66%	0.64%
Total expenses after fees waived and paid
indirectly and excluding interest expense	0.60%[6]	0.69%	0.77%	0.72%	0.66%	0.64%
Net investment income	7.47%[6]	8.50%	10.90%	8.23%	7.50%	7.55%
Supplemental Data
Net assets, end of period (000)	$ 251,775	$ 203,940	$ 263,648	$ 261,913	$ 331,998	$ 333,995
Portfolio turnover	51%	97%	98%	72%	80%	77%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Amount is less than $(0.01) per share.
4 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Annualized.

See Notes to Financial Statements.

22 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Financial Highlights (continued)
			Investor A
Six Months
Ended
March 31,
	2011		Year Ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 4.64	$ 4.14	$ 4.14	$ 5.12	$ 5.12	$ 5.05
Net investment income[1]	0.17	0.37	0.37	0.38	0.38	0.37
Net realized and unrealized gain (loss)[2]	0.27	0.49	(0.01)	(0.97)	—	0.06
Net increase (decrease) from investment operations	0.44	0.86	0.36	(0.59)	0.38	0.43
Dividends from net investment income	(0.18)	(0.36)	(0.36)	(0.39)	(0.38)	(0.36)
Net asset value, end of period	$ 4.90	$ 4.64	$ 4.14	$ 4.14	$ 5.12	$ 5.12
Total Investment Return[3]
Based on net asset value	9.53%[4]	21.49%	11.14%	(12.23)%	7.51%	9.06%
Ratios to Average Net Assets
Total expenses	0.91%[5]	0.93%	0.97%	0.93%	0.89%	0.89%
Total expenses after fees waived and paid indirectly	0.91%[5]	0.93%	0.97%	0.93%	0.89%	0.89%
Total expenses after fees waived and paid
indirectly and excluding interest expense	0.88%[5]	0.92%	0.97%	0.93%	0.89%	0.89%
Net investment income	7.20%[5]	8.24%	10.72%	7.91%	7.27%	7.29%
Supplemental Data
Net assets, end of period (000)	$ 551,804	$ 492,815	$ 486,450	$ 495,943	$ 607,913	$ 551,649
Portfolio turnover	51%	97%	98%	72%	80%	77%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 23

Financial Highlights (continued)
			Investor B
Six Months
Ended
March 31,
	2011		Year Ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 4.64	$ 4.14	$ 4.14	$ 5.13	$ 5.12	$ 5.05
Net investment income[1]	0.16	0.34	0.35	0.35	0.35	0.34
Net realized and unrealized gain (loss)[2]	0.26	0.49	(0.02)	(0.98)	0.01	0.07
Net increase (decrease) from investment operations	0.42	0.83	0.33	(0.63)	0.36	0.41
Dividends from net investment income	(0.16)	(0.33)	(0.33)	(0.36)	(0.35)	(0.34)
Net asset value, end of period	$ 4.90	$ 4.64	$ 4.14	$ 4.14	$ 5.13	$ 5.12
Total Investment Return[3]
Based on net asset value	9.18%[4]	20.75%	10.42%	(12.91)%	7.14%	8.49%
Ratios to Average Net Assets
Total expenses	1.56%[5]	1.55%	1.64%	1.51%	1.43%	1.42%
Total expenses after fees waived and paid indirectly	1.56%[5]	1.55%	1.64%	1.51%	1.43%	1.42%
Total expenses after fees waived and paid
indirectly and excluding interest expense	1.53%[5]	1.54%	1.64%	1.51%	1.43%	1.42%
Net investment income	6.57%[5]	7.66%	10.24%	7.34%	6.72%	6.78%
Supplemental Data
Net assets, end of period (000)	$ 35,646	$ 43,620	$ 51,369	$ 74,449	$ 152,559	$ 284,787
Portfolio turnover	51%	97%	98%	72%	80%	77%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

24 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Financial Highlights (continued)

		Investor C
	Six Months
	Ended				October 2,
	March 31,				2006[1] to
	2011	Year Ended September 30,			September 30,
	(Unaudited)	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 4.64	$ 4.14	$ 4.14	$ 5.13	$ 5.13
Net investment income[2]	0.15	0.32	0.32	0.31	0.29
Net realized and unrealized gain (loss)[3]	0.26	0.50	(0.01)	(0.98)	0.03
Net increase (decrease) from investment operations	0.41	0.82	0.31	(0.67)	0.32
Dividends from net investment income	(0.15)	(0.32)	(0.31)	(0.32)	(0.32)
Net asset value, end of period	$ 4.90	$ 4.64	$ 4.14	$ 4.14	$ 5.13
Total Investment Return[4]
Based on net asset value	9.02%[5]	20.30%	9.73%	(13.57)%	6.30%[5]
Ratios to Average Net Assets
Total expenses	1.86%[6]	1.92%	2.24%	2.27%	2.16%[6]
Total expenses after fees waived and paid indirectly	1.86%[6]	1.92%	2.24%	2.27%	2.16%[6]
Total expenses after fees waived and paid
indirectly and excluding interest expense	1.83%[6]	1.91%	2.24%	2.27%	2.16%[6]
Net investment income	6.25%[6]	7.26%	9.41%	6.57%	6.05%[6]
Supplemental Data
Net assets, end of period (000)	$ 119,031	$ 102,345	$ 84,176	$ 80,535	$ 70,070
Portfolio turnover	51%	97%	98%	72%	80%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Includes a redemption fee, which is less than $0.01 per share.
4 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Annualized.

See Notes to Financial Statements.

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 25

Financial Highlights (concluded)
			Investor C1
Six Months
Ended
March 31,
	2011		Year Ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 4.64	$ 4.14	$ 4.14	$ 5.13	$ 5.12	$ 5.05
Net investment income[1]	0.16	0.34	0.34	0.35	0.35	0.34
Net realized and unrealized gain (loss)[2]	0.26	0.49	(0.01)	(0.98)	0.01	0.08
Net increase (decrease) from investment operations	0.42	0.83	0.33	(0.63)	0.36	0.42
Dividends from net investment income	(0.16)	(0.33)	(0.33)	(0.36)	(0.35)	(0.35)
Net asset value, end of period	$ 4.90	$ 4.64	$ 4.14	$ 4.14	$ 5.13	$ 5.12
Total Investment Return[3]
Based on net asset value	9.17%[4]	20.70%	10.39%	(12.96)%	7.07%	8.42%
Ratios to Average Net Assets
Total expenses	1.57%[5]	1.59%	1.67%	1.57%	1.50%	1.48%
Total expenses after fees waived and paid indirectly	1.57%[5]	1.59%	1.66%	1.57%	1.50%	1.48%
Total expenses after fees waived and paid
indirectly and excluding interest expense	1.55%[5]	1.58%	1.66%	1.57%	1.50%	1.48%
Net investment income	6.55%[5]	7.61%	10.13%	7.28%	6.66%	6.70%
Supplemental Data
Net assets, end of period (000)	$ 125,291	$ 127,439	$ 133,953	$ 167,855	$ 240,270	$ 274,416
Portfolio turnover	51%	97%	98%	72%	80%	77%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

26 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock High Income Fund (the “Fund”), a series of BlackRock Bond
Fund, Inc. (the “Bond Fund”), is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Bond Fund is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the
United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares.
Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B, Investor C and Investor C1 Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and
Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Investor C1
Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately ten years. Investor B and C1 Shares are only avail-
able through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that
Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Reorganization: On March 18, 2011, the Board of Directors of the
Bond Fund (the “Board”) approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby BlackRock
High Yield Bond Portfolio will acquire substantially all of the assets and assume certain stated liabilities of the Fund in exchange for newly issued shares of BlackRock High Yield Bond Portfolio.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly trans-
action between market participants at the measurement date. The Fund fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The
Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing serv-
ices. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service.
In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in compa-
rable investments, various relationships observed in the market between investments and calculated yield measures. Financial futures contracts traded on exchanges are valued at its last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instru-
ments. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

Securities and other assets and liabilities denominated in foreign curren-
cies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”).
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflect-
ing fair value (“Fair Value Assets”). When determining the price for Fair

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 27

Notes to Financial Statements (continued)

Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets.
If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materi-
ally affect the value of such instruments, those instruments may be Fair
Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board.

Foreign Currency Transactions: The Fund’s books and records are main-
tained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the oppo-
site effect occurs if the US dollar falls in relative value.

The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experi-
ence greater volatility in market value than similar maturity debt obliga-
tions which provide for regular interest payments.

Capital Trusts: The Fund may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-
bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial inter-
ests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securi-
ties that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield char-
acteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors.
Preferred stock also may be subject to optional or mandatory redemp-
tion provisions.

Floating Rate Loan Interests: The Fund may invest in floating rate loan interests. The floating rate loan interests the Fund holds are typically issued to companies (the “borrower”) by banks, other financial institu-
tions, and privately and publicly offered corporations (the “lender”).
Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit.
Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as LIBOR
(London Inter Bank Offered Rate), the prime rate offered by one or more
US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Fund consider these investments to be invest-
ments in debt securities for purposes of its investment policies.

When the Fund buys a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee.
On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. The Fund earns and/or pays facility and other fees on floating rate loan interests, which are shown as facility and other fees in the Statement of Operations. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a

28 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Notes to Financial Statements (continued)

borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have vary-
ing terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing
Participations, the Fund generally will have no right to enforce compli-
ance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as general creditors of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

Forward Commitments and When-Issued Delayed Delivery Securities:
The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securi-
ties under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of owner-
ship of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued trans-
actions, which is shown in the Schedule of Investments, if any.

Reverse Repurchase Agreements: The Fund may enter into reverse repur-
chase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Fund sells securities to a bank or broker-
dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The
Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the pro-
ceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the
Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Fund either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts, foreign currency exchange contracts and swaps), or certain borrowings (e.g., reverse repurchase agreements), the Fund will, consis-
tent with SEC rules and/or certain interpretive letters issued by the
SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.
Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are sub-
sequently recorded when the Fund is informed of the ex-dividend date.
Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statement of Operations.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 29

Notes to Financial Statements (continued)

regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund has a wholly owned taxable subsidiary organized as a limited liability company (the “Taxable Subsidiary”) which holds one of the investments listed in the Schedule of Investments. The Taxable
Subsidiary enables the Fund to hold an investment that is organized as an operating partnership while still satisfying Regulated Investment
Company tax requirements. Income earned by the Taxable Subsidiary is taxable to such subsidiary. An income tax provision for all income, including realized and unrealized gains, if any, of the Taxable Subsidiary is reflected in the value of the investment held by the Taxable Subsidiary.

The Fund files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended September 30, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund are charged to that Fund.
Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and to economically hedge, or protect, its exposure to certain risks such as credit risk, equity risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract.
The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options pur-
chased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral received on the options should the counterparty fail to perform under the contracts. Options written by the Fund do not give rise to counter-
party credit risk, as options written obligate the Fund to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which these contracts trade.

The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and
Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between the Fund and each of its respective counterparties. The ISDA
Master Agreement allows the Fund to offset with each separate counter-
party certain derivative financial instrument’s payables and/or receiv-
ables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or other-
wise, the Fund bears the risk of loss from counterparty non-performance.
See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Fund manages counter-
party risk by entering into agreements only with counterparties that it believes have the financial resources to honor its obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Fund purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Fund and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date.
Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date of by payment of a cash settlement amount on set-
tlement date. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Fund enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign

30 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Notes to Financial Statements (continued)

currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to move-
ments in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Options: The Fund purchases and writes call and put options to increase or decrease its exposure to underlying instruments (including equity risk)
and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is sub-
sequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received)
is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Fund enters into a closing transaction), the
Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the risk of an unfavor-
able change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from the current market value.

Swaps: The Fund enters into swap agreements, in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transac-
tions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

• Credit default swaps — The Fund enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Fund enters into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection).
The Fund may either buy or sell (write) credit default swaps on single-
name issuers (corporate or sovereign), a combination or basket of sin-
gle-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accel-
erators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest short-
fall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the secu-
rity or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 31

Notes to Financial Statements (continued)

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of March 31, 2011

	Asset Derivatives		Liability Derivatives
	Statement of Assets and		Statement of Assets and
	Liabilities Location	Value	Liabilities Location	Value
Foreign currency exchange contracts	Unrealized appreciation on foreign		Unrealized depreciation on foreign
	currency exchange contracts	$ 27,943	currency exchange contracts	$2,819,550
Credit contracts	Unrealized appreciation on swaps	360,619	Unrealized depreciation on swaps	666,189
Equity contracts	Net unrealized appreciation/		Net unrealized appreciation/
	depreciation*	—	depreciation*	395,299
Total		$ 388,562		$3,881,038

* Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments in the Statement of Operations
Six Months Ended March 31, 2011

Net Realized Gain (Loss) from

	Financial	Foreign
	Futures	Currency
	Contracts	Transactions	Swaps	Options**
Equity contracts	$(3,019,446)	—	—	—
Foreign currency exchange contracts	—	$(5,236,819)	—	—
Credit contracts	—	—	$ 1,096,791	$ 119,426
Total	$(3,019,446)	$(5,236,819)	$ 1,096,791	$ 119,426

Net Change in Unrealized Appreciation/Depreciation on

	Financial	Foreign
	Futures	Currency
	Contracts	Transactions	Swaps
Equity contracts	$ (71,110)	—	—
Foreign currency exchange contracts	—	$ 2,627,294	—
Credit contracts	—	—	$ 298,442
Total	$ (71,110)	$ 2,627,294	$ 298,442

** Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended March 31, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts sold	446
Average notional value of contracts sold	$ 28,507,422
Foreign currency exchange contracts:
Average number of contracts-US dollars purchased	14
Average number of contracts-US dollars sold	6
Average US dollar amounts purchased	$ 88,353,720
Average US dollar amounts sold	$ 7,428,779
Credit default swaps:
Average number of contracts-buy protection	5
Average number of contracts-sell protection	21
Average notional value-buy protection	$ 7,520,000
Average notional value-sell protection	$ 22,635,116
Options:
Average number of option contracts purchased	3,650
Average notional value of option contracts purchased	$ 4,891,000

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America
Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but
BAC and Barclays are not.

The Bond Fund, on behalf of the Fund, entered into an Investment
Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the
Fund’s investment advisor, an indirect, wholly owned subsidiary of
BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such serv-
ices, the Fund pays the Manager a monthly fee with respect to the Fund

32 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Notes to Financial Statements (continued)

based upon the aggregate average daily value of the net assets of the
Fund and BlackRock Total Return Fund of BlackRock Bond Fund, Inc.
(“Total Return Fund”) at the following annual rates:

Not exceeding $250 million	0.55%
In excess of $250 million, but not exceeding $500 million	0.50%
In excess of $500 million, but not exceeding $750 million	0.45%
In excess of $750 million	0.40%

For the six months ended March 31, 2011, the aggregate average daily net assets of the Fund and the Total Return Fund were approximately
$4,421,000,000.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds, how-
ever the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through the Fund’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock
Financial Management, Inc. (“BFM”), an affiliate of the Manager. The
Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

For the six months ended March 31, 2011, the Fund reimbursed the
Manager $9,449 for certain accounting services, which are included in accounting services in the Statement of Operations.

The Fund entered into a Distribution Agreement and Distribution and
Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in
accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.50%
Investor C	0.25%	0.75%
Investor C1	0.25%	0.55%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund.
The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribu tion related services to Investor A, Investor B, Investor C and Investor
C1 shareholders.

For the six months ended March 31, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the
Fund’s Investor A Shares, which totaled $33,121. Affiliates received contingent deferred sales charges of $5,267, $9,723 and $1,299 relating to transactions in Investor B, Investor C and Investor C1 Shares,
respectively. Furthermore, affiliates received contingent deferred sale charges of $645 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended March 31, 2011, the Fund reim-
bursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$1,119
Investor A	$2,226
Investor B	$ 419
Investor C	$1,364
Investor C1	$1,518

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for com-
pensation paid to the Fund’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns and excluding short-term securities, for the six months ended March 31, 2011, were
$658,745,318 and $546,203,234, respectively.

5. Capital Loss Carryforwards:

As of September 30, 2010, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates as follows:

Expires September 30,
2011	$ 684,131,730
2012	458,613,508
2013	8,631,903
2014	59,615,799
2015	82,988,587
2016	10,095,668
2017	82,037,194
2018	92,528,020
Total	$ 1,478,642,409

Under the recently enacted Regulated Investment Company
Modernization Act of 2010, capital losses incurred by the Fund after
September 30, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-
enactment taxable years.

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 33

Notes to Financial Statements (continued)

6. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Fund may borrow under the credit agreement to fund shareholder redemptions. Effective
November 2009, the credit agreement had the following terms: 0.02%
upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2009, a commit-
ment fee of 0.10% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b)
the Fed Funds rate plus 1.25% per annum on amounts borrowed.
In addition, the Fund paid administration and arrangement fees which were allocated to the Fund based on its net assets as of October 31,
2009. Effective November 2010, the credit agreement was renewed until
November 2011 with the following terms: a commitment fee of 0.08%
per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Fund paid administration and arrangement fees which were allocated to the
Fund based on its net assets as of October 31, 2010. The Fund did not borrow under the credit agreement during the six months ended
March 31, 2011.

7. Commitments:

The Fund may invest in floating rate loan interests. In connection with these investments, the Fund may also enter into unfunded loan commit-
ments (“commitments”). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is classified in the Statement of
Operations as facility and other fees, is recognized ratably over the commitment period. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation or depreciation is included in the
Statement of Assets and Liabilities and Statement of Operations. As of
March 31, 2011, the Fund had no unfunded loan commitments.

8. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

9. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended		Year Ended
	March 31, 2011		September 30, 2010
	Shares	Amount	Shares	Amount
Institutional
Shares sold	10,088,327	$ 48,854,801	10,966,360	$ 48,677,491
Shares issued to shareholders in reinvestment of dividends	1,326,677	6,398,655	4,048,334	17,952,692
Total issued	11,415,004	55,253,456	15,014,694	66,630,183
Shares redeemed	(3,969,061)	(19,056,352)	(34,762,774)	(154,935,872)
Net increase (decrease)	7,445,943	$ 36,197,104	(19,748,080)	$ (88,305,689)

34 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Notes to Financial Statements (concluded)

	Six Months Ended		Year Ended
	March 31, 2011		September 30, 2010
	Shares	Amount	Shares	Amount
Investor A
Shares sold and automatic conversion of shares	13,352,605	$ 64,389,032	29,634,616	$ 132,991,321
Shares issued to shareholders in reinvestment of dividends	2,605,245	12,567,184	6,573,022	29,249,111
Total issued	15,957,850	76,956,216	36,207,638	162,240,432
Shares redeemed	(9,531,156)	(45,971,914)	(47,515,988)	(213,890,697)
Net increase (decrease)	6,426,694	$ 30,984,302	(11,308,350)	$ (51,650,265)
Investor B
Shares sold	98,337	$ 474,312	413,902	$ 1,841,440
Shares issued to shareholders in reinvestment of dividends	162,305	781,772	464,840	2,065,013
Total issued	260,642	1,256,084	878,742	3,906,453
Shares redeemed and automatic conversion of shares	(2,382,938)	(11,529,610)	(3,886,647)	(17,233,159)
Net decrease	(2,122,296)	$ (10,273,526)	(3,007,905)	$ (13,326,706)
Investor C
Shares sold	4,432,070	$ 21,362,568	7,191,551	$ 32,010,925
Shares issued to shareholders in reinvestment of dividends	611,031	2,949,052	1,254,042	5,585,490
Total issued	5,043,101	24,311,620	8,445,593	37,596,415
Shares redeemed	(2,804,783)	(13,488,394)	(6,728,040)	(29,852,893)
Net increase	2,238,318	$ 10,823,226	1,717,553	$ 7,743,522
Investor C1
Shares sold	20,930	$ 100,857	54,225	$ 241,171
Shares issued to shareholders in reinvestment of dividends	648,177	3,124,915	1,650,424	7,334,151
Total issued	669,107	3,225,772	1,704,649	7,575,322
Shares redeemed	(2,557,745)	(12,317,949)	(6,600,492)	(29,223,937)
Net decrease	(1,888,638)	$ (9,092,177)	(4,895,843)	$ (21,648,615)

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in-capital.

10. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

On March 18, 2011, the Board of BlackRock High Income Fund approved the reorganization of the Fund into the BlackRock High Yield Bond Portfolio, a series of BlackRock FundsSM, with BlackRock High Yield Bond Portfolio being the surviving Fund (“the Reorganization”). The Reorganization is subject to shareholder approval and certain other conditions. If approved by shareholders, it is currently expected the Reorganization would be completed in the third quarter of 2011.

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 35

Officers and Directors

Robert M. Hernandez, Chair of the Board, Director
and Member of the Audit Committee
Fred G. Weiss, Vice Chair of the Board, Chair of
Audit Committee and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Honorable Stuart E. Eizenstat, Director
and Member of the Audit Committee
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc.
New York, NY 10055

Custodian
State Street Bank and Trust Company
North Quincy, MA 02171

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective November 10, 2010, Ira P. Shapiro became Secretary of the Fund.

Effective December 31, 2010, Richard R. West retired as Director of the Fund.
The Board wishes Mr. West well in his retirement.

36 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling
(800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762;
(2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
http://www.blackrock.com or by calling (800) 441-7762 and
(2) on the SEC’s website at http://www.sec.gov.

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 37

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at
http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the information.
BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

38 BLACKROCK HIGH INCOME FUND MARCH 31, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global SmallCap Fund		BlackRock Natural Resources Trust
BlackRock Asset Allocation Portfolio†	BlackRock Health Sciences Opportunities Portfolio		BlackRock Pacific Fund
BlackRock Balanced Capital Fund†	BlackRock Healthcare Fund		BlackRock Russell 1000 Index Fund
BlackRock Basic Value Fund	BlackRock Index Equity Portfolio		BlackRock Science & Technology
BlackRock Capital Appreciation Fund	BlackRock India Fund		Opportunities Portfolio
BlackRock China Fund	BlackRock International Fund		BlackRock Small Cap Growth Equity Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Index Fund		BlackRock Small Cap Growth Fund II
BlackRock Equity Dividend Fund	BlackRock International Opportunities Portfolio		BlackRock Small Cap Index Fund
BlackRock EuroFund	BlackRock International Value Fund		BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Focus Growth Fund	BlackRock Large Cap Core Fund		BlackRock S&P 500 Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Plus Fund		BlackRock S&P 500 Stock Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund		BlackRock U.S. Opportunities Portfolio
BlackRock Global Dividend Income Portfolio	BlackRock Large Cap Value Fund		BlackRock Utilities and Telecommunications Fund
BlackRock Global Dynamic Equity Fund	BlackRock Latin America Fund		BlackRock Value Opportunities Fund
BlackRock Global Emerging Markets Fund	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock World Gold Fund
BlackRock Global Growth Fund	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Global Opportunities Portfolio	BlackRock Mid Cap Value Opportunities Fund
Fixed Income Funds
BlackRock Bond Index Fund	BlackRock Income Portfolio†		BlackRock Multi-Sector Bond Portfolio
BlackRock Bond Portfolio	BlackRock Inflation Protected Bond Portfolio		BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Intermediate Government		BlackRock Strategic Income
BlackRock Floating Rate Income Portfolio	Bond Portfolio		Opportunities Portfolio
BlackRock GNMA Portfolio	BlackRock International Bond Portfolio		BlackRock Total Return Fund
BlackRock Government Income Portfolio	BlackRock Long Duration Bond Portfolio		BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock Low Duration Bond Portfolio		BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Managed Income Portfolio
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Municipal Fund		BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock National Municipal Fund		BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund		BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund
Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055
2035

† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK HIGH INCOME FUND MARCH 31, 2011 39

This report is not authorized for use as an offer to buy

shares of the Fund unless accompanied or preceded by the

Fund’s current prospectus. Past performance results shown

in this report should not be considered a representation of

future performance. Investment returns and principal value

of shares will fluctuate so that shares, when redeemed, may

be worth more or less than their original cost. Statements

and other information herein are as dated and are subject

to change.

#10251-2-3/11

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Income Fund of BlackRock Bond Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: June 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: June 3, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Income Fund of BlackRock Bond Fund, Inc.

Date: June 3, 2011